Leases - Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Sep. 30, 2013
Leases [Abstract]
2014	$ 25,471	$ 26,009
2015	21,546	24,875
2016	18,112	21,041
2017	15,259	17,804
2018	6,458	14,931
And thereafter	12,965	19,109
Gross lease payments	112,867	123,769
Less: non-cancelable subtenant receipts	(1,776)	(1,711)
Net lease payments	$ 111,091	$ 122,058